CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (73,941)	¥ (508,391)	¥ (1,228,060)	¥ (1,363,480)
Adjustments to reconcile net loss to net cash (used in)/generated from operating activities:
Share of net (income)/loss of equity investees	66	456	816	(43)
Fair Value Change of Equity Investments Without Readily Determinable Fair Value	(9,400)	(64,628)
Deferred income tax	(921)	(6,332)	(1,680)
Depreciation and amortization	67,138	461,612	363,909	246,311
Share-based compensation	15,869	109,107	298,963
Allowance for doubtful accounts and inventory provision/(reversal)	8,727	60,001	18,394	31,522
Loss/(gain) on disposal of property and equipment	1,796	12,345	(3,065)	2,314
Foreign exchange loss	950	6,533	6,320	1,864
Changes in operating assets and liabilities:
Accounts and notes receivables	(60,405)	(415,318)	(268,272)	(110,972)
Inventories	1,525	10,485	(21,324)	(48,880)
Prepayment and other current assets	(33,657)	(231,408)	(466,118)	(317,474)
Amounts due from related parties	(4,741)	(32,594)	(81,592)	(54,489)
Non-current deposits	(1,152)	(7,918)	(18,178)	(20,822)
Other non-current assets	(1,317)	(9,055)	(27,037)	(1,065)
Accounts and notes payables	92,505	636,015	619,421	481,348
Income tax payable	747	5,138	162	467
Customer advances and deposits and deferred revenue	41,276	283,794	233,394	166,718
Accrued expenses and other liabilities	46,055	316,658	573,637	362,434
Amounts due to related parties	(69)	(473)	12,011	883
Other non-current liabilities	1,626	11,177	13,901	1
Net cash (used in)/generated from operating activities	92,677	637,204	25,602	(623,363)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(156,757)	(1,077,784)	(749,734)	(628,478)
Purchase of leased equipment	(226,337)	(1,556,178)	(722,257)	(108,186)
Repayment of financing leases-principal portion	45,001	309,403	97,727	5,509
Disposal of property and equipment and intangible assets	6,413	44,092	45,156	11,513
Cash paid for business acquisitions (net of cash acquired of RMB nil, RMB2,737 and RMB nil (US$ nil) for the years ended December 31, 2016, 2017 and 2018)	(6,547)	(45,012)	(313,958)	(39,517)
Acquisition of intangible assets	(216)	(1,487)	(26,830)	(8,935)
Acquisition of long-term investments	(16,435)	(113,000)	(13,902)	(13,750)
Proceeds from maturities of short-term investments	833,337	5,729,611	2,678,724	1,458,918
Purchase of short-term investments	(629,903)	(4,330,900)	(5,058,426)	(1,520,918)
Other investing activities, net	(27,591)	(189,698)	(42,423)
Net cash used in investing activities	(179,035)	(1,230,953)	(4,105,923)	(843,844)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	497,084	3,417,700	1,901,884	718,000
Repayment of short-term bank loans	(414,688)	(2,851,184)	(1,189,417)	(598,000)
Capital lease payments	(794)	(5,459)	(13,523)	(4,446)
Contributions from non-controlling interest shareholders	356	2,446
Payment of deferred initial public offering costs	(1,431)	(9,836)
Proceeds from initial public offering, net of issuance costs			3,130,197
Proceeds from the exercise of share options	507	3,482	48
Proceeds from capital lease				22,310
Proceeds from redeemable convertible preferred shares, net of issuance costs				4,901,287
Repurchase of redeemable convertible preferred shares			(98,330)	(831,535)
Net cash generated from financing activities	81,034	557,149	3,730,859	4,207,616
Exchange rate effect on cash, cash equivalents and restricted cash	7,735	53,179	(48,241)	158,657
Net increase/(decrease) in cash and cash equivalents	2,411	16,579	(397,703)	2,899,066
Cash, cash equivalents and restricted cash at the beginning of the year	433,835	2,982,829	3,380,532	481,466
Cash, cash equivalents and restricted cash at the end of the year	436,246	2,999,408	2,982,829	3,380,532
Supplemental disclosures of cash flow information:
Income taxes paid	668	4,595	368	103
Interest expense paid	10,852	74,611	46,531	22,012
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in accrued expenses and other liabilities	36,690	252,265	121,735	115,286
Proceeds from disposal of property and equipment included in prepayment and other current assets			18,351
Acquisition of property and equipment through capital lease	523	3,596	9,055	20,750
Purchase consideration for business acquisitions included in accrued expenses and other liabilities	$ 1,794	¥ 12,335	26,497	11,368
Deferred IPO costs included in accrued expenses and other liabilities			9,836
Repurchase of redeemable convertible preferred shares included in accrued expenses and other liabilities			¥ 97,118	¥ 97,118